Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 24, 2010	Sep. 30, 2011	Sep. 24, 2010
Revenue
Revenue from services	$ 24,972,597	$ 19,700,886	$ 61,652,359	$ 50,639,842
Cost of staffing services	19,850,532	14,760,448	48,805,895	37,805,681
Gross Profit	5,122,065	4,940,438	12,846,464	12,834,161
Selling, general and administrative expenses	4,414,019	3,576,353	12,728,952	10,223,605
Depreciation and amortization	95,252	144,268	353,527	431,127
Income (Loss) from Operations	612,794	1,219,817	(236,015)	2,179,429
Interest and other financing expenses	(312,989)	(430,507)	(777,795)	(1,037,901)
Gain (loss) on debt extinguishment	0	4,491	0	(840,307)
Change in fair value of warranty liability	403,582	280,327	85,503	(604,048)
Basic and diluted net income (loss)	$ 703,387	$ 1,074,128	$ (928,307)	$ (302,827)
Net income (loss) per share
Basic	$ 0.01	$ 0.02	$ (0.02)	$ (0.01)
Diluted	$ 0.01	$ 0.02	$ (0.02)	$ (0.01)
Weighted average common shares outstanding
Basic	57,534,368	51,558,983	56,622,445	45,484,621
Diluted	61,217,221	56,582,673	56,622,445	45,484,621